Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax	The following tables summarize those reclassification adjustments (net of taxes) for the periods indicated:

Year Ended December 31, 2023
Accumulated other comprehensive income (1)
Balance at December 31, 2022	$(0.7)
Change in accumulated other comprehensive income (loss) before reclassifications	0.1
Amounts reclassified from accumulated other comprehensive income (loss)	—
Net current-period other comprehensive income (loss)	0.1
Balance at December 31, 2023	$(0.6)

Year Ended December 31, 2022
Accumulated other comprehensive income (1)
Balance at December 31, 2021	$2.2
Change in accumulated other comprehensive income (loss) before reclassifications	(3.8)
Amounts reclassified from accumulated other comprehensive income (loss)	0.9
Net current-period other comprehensive income (loss)	(2.9)
Balance at December 31, 2022	$(0.7)

Year Ended December 31, 2021
Accumulated other comprehensive income
Balance at December 31, 2020	$3.4
Change in accumulated other comprehensive income (loss) before reclassifications	$(1.1)
Amounts reclassified from accumulated other comprehensive income (loss)	$(0.1)
Net current-period other comprehensive income (loss)	$(1.2)
Balance at December 31, 2021	$2.2
(1) Accumulated other comprehensive income consists of net unrealized gains on securities.

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of AOCI for the periods indicated:

Details about AOCI components	Amount reclassified from AOCI			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2023	2022	2021
Net unrealized gains (losses) on securities	$—	$1.1	$(0.1)	Net realized gains on investments
Tax effect	—	(0.2)	—	Provision for income taxes
Total reclassifications for the period	$—	$0.9	$(0.1)	Net of tax